Structured entities	12 Months Ended
Dec. 31, 2017
Disclosure of information about consolidated structured entities [abstract]
Structured entities

The section presents information on the Group’s investments in subsidiaries, joint ventures and associates and its interests in structured entities. Detail is also given on securitisation transactions the Group has entered into and arrangements that are held off-balance sheet.

37 Structured entities

A structured entity is an entity in which voting or similar rights are not the dominant factor in deciding control. Structured entities are generally created to achieve a narrow and well defined objective with restrictions around their ongoing activities.

Depending on the Group’s power over the activities of the entity and its exposure to and ability to influence its own returns, it may consolidate the entity. In other cases, it may sponsor or have exposure to such an entity but not consolidate it.

Consolidated structured entities

The Group has contractual arrangements which may require it to provide financial support to the following types of consolidated structured entities:

Securitisation vehicles

The Group uses securitisation as a source of financing and a means of risk transfer. Refer to Note 39 Securitisations for further detail.

The Group, in previous periods, has provided liquidity facilities to certain securitisation vehicles. At 31 December 2017, there were no outstanding loan commitments to these entities (2016: £152m).

Commercial paper (CP) and medium-term note conduits

The Group provided £10.2bn (2016: £9bn) in undrawn contractual backstop liquidity facilities to CP conduits.

Fund management entities

In previous periods, Barclays had contractually guaranteed the performance of certain cash investments in a number of managed investment funds which resulted in their consolidation. As at 31 December 2017, the notional value of the guarantees were £nil (2016: £99m) as the European Wealth Funds associated with these guarantees were either closed or ownership has been transferred outside the Group and they are no longer consolidated.

Employee benefit and other trusts

The Group provides capital contributions to employee share trusts to enable them to meet their obligations to employees under share-based payment plans. During 2017, the Group provided undrawn liquidity facilities of £1.8bn (2016: £0.4bn) to certain trusts.

Unconsolidated structured entities in which the Group has an interest

An interest in a structured entity is any form of contractual or non-contractual involvement which creates variability in returns arising from the performance of the entity for the Group. Such interests include holdings of debt or equity securities, derivatives that transfer financial risks from the entity to the Group, lending, loan commitments, financial guarantees and investment management agreements.

Interest rate swaps, foreign exchange derivatives that are not complex and which expose the Group to insignificant credit risk by being senior in the payment waterfall of a securitisation and derivatives that are determined to introduce risk or variability to a structured entity are not considered to be an interest in an entity and have been excluded from the disclosures below.

The nature and extent of the Group’s interests in structured entities is summarised below:

Summary of interests in unconsolidated structured entities
	Secured financing	Short-term traded interests	Traded derivatives	Other interests	Total
	£m	£m	£m	£m	£m
As at 31 December 2017
Assets
Trading portfolio assets	-	10,788	-	699	11,487
Financial assets designated at fair value	31,520	-	-	2,721	34,241
Derivative financial instruments	-	-	4,380	-	4,380
Loans and advances to banks	-	-	-	-	-
Loans and advances to customers	5,481	-	-	17,386	22,867
Reverse repurchase agreements and other similar secured lending	753	-	-	-	753
Other assets	-	-	-	509	509
Total assets	37,754	10,788	4,380	21,315	74,237
Liabilities
Derivative financial instruments	-	-	5,193	3,356	8,549

As at 31 December 2016
Assets
Trading portfolio assets	-	8,436	-	516	8,952
Financial assets designated at fair value	22,706	-	-	367	23,073
Derivative financial instruments	-	-	4,731	2,130	6,861
Loans and advances to banks	-	-	-	4,915	4,915
Loans and advances to customers	-	-	-	24,142	24,142
Reverse repurchase agreements and other similar secured lending	6,338	-	-	-	6,338
Other assets	-	-	-	919	919
Total assets	29,044	8,436	4,731	32,989	75,200
Liabilities
Derivative financial instruments	-	-	3,567	2,130	5,697

Secured financing arrangements, short-term traded interests and traded derivatives are typically managed under market risk management policies described on page 118 which includes an indication of the change of risk measures compared to last year. For this reason, the total assets of these entities are not considered meaningful for the purposes of understanding the related risks and so have not been presented. Other interests include conduits and lending where the interest is driven by normal customer demand.

Secured financing

The Group routinely enters into reverse repurchase contracts, stock borrowing and similar arrangements on normal commercial terms where the counterparty to the arrangement is a structured entity. Due to the nature of these arrangements, especially the transfer of collateral and ongoing margining, the Group has minimal exposure to the performance of the structured entity counterparty. This includes margin lending which is presented under Loans and advances to customers in 2017 to align to the balance sheet presentation. In 2016 margin lending was presented in Reverse repurchase agreements and other similar secured lending within Note 37. A description of these transactions is included in Note 22.

Short-term traded interests

The Group buys and sells interests in structured entities as part of its trading activities, for example, retail mortgage-backed securities, collateralised debt obligations and similar interests. Such interests are typically held individually or as part of a larger portfolio for no more than 90 days. In such cases, the Group typically has no other involvement with the structured entity other than the securities it holds as part of trading activities and its maximum exposure to loss is restricted to the carrying value of the asset.

As at 31 December 2017, £9,645m (2016: £6,568m) of the Group’s £10,788m (2016: £8,436m) short-term traded interests were comprised of debt securities issued by asset securitisation vehicles.

Traded derivatives

The Group enters into a variety of derivative contracts with structured entities which reference market risk variables such as interest rates, foreign exchange rates and credit indices among other things. The main derivative types which are considered interests in structured entities include index-based and entity specific credit default swaps, balance guaranteed swaps, total return swaps, commodities swaps, and equity swaps. A description of the types of derivatives and the risk management practices are detailed in Note 15 Derivative financial instruments. The risk of loss may be mitigated through ongoing margining requirements as well as a right to cash flows from the structured entity which are senior in the payment waterfall. Such margining requirements are consistent with market practice for many derivative arrangements and in line with the Group’s normal credit policies.

Derivative transactions require the counterparty to provide cash or other collateral under margining agreements to mitigate counterparty credit risk. The Group is mainly exposed to settlement risk on these derivatives which is mitigated through daily margining. Total notionals amounted to £1,680,615m (2016: £1,183,215m).

Except for credit default swaps where the maximum exposure to loss is the swap notional amount, it is not possible to estimate the maximum exposure to loss in respect of derivative positions as the fair value of derivatives is subject to changes in market rates of interest, exchange rates and credit indices which by their nature are uncertain. In addition, the Group’s losses would be subject to mitigating action under its traded market risk and credit risk policies that require the counterparty to provide collateral in cash or other assets in most cases.

Other interests in unconsolidated structured entities

The Group’s interests in structured entities not held for the purposes of short-term trading activities are set out below, summarised by the purpose of the entities and limited to significant categories, based on maximum exposure to loss.

Nature of interest
	Multi-seller conduit programmes	Lending	Investment funds and trusts	Others	Total
	£m	£m	£m	£m	£m
As at 31 December 2017
Trading portfolio assets
– Debt securities	-	-	-	699	699
Financial assets designated at fair value
– Loans and advances	-	-	-	2,721	2,721
Loans and advances to customers	5,424	11,497	-	465	17,386
Other assets	468	11	8	22	509
Total on-balance sheet exposures	5,892	11,508	8	3,907	21,315
Total off-balance sheet notional amounts	6,270	6,337	-	446	13,053
Maximum exposure to loss	12,162	17,845	8	4,353	34,368
Total assets of the entity	103,057	179,994	11,137	22,669	316,857

As at 31 December 2016
Trading portfolio assets
– Debt securities	-	-	-	441	441
– Equity securities	-	-	-	75	75
Financial assets designated at fair value
– Loans and advances	-	260	-	4	264
– Debt securities	-	50	-	48	98
– Equity securities	-	-	-	5	5
Derivative financial instruments	-	-	-	2,130	2,130
Loans and advances to banks	-	4,890	-	25	4,915
Loans and advances to customers	6,016	16,754	-	1,372	24,142
Other assets	5	7	13	894	919
Total on-balance sheet exposures	6,021	21,961	13	4,994	32,989
Total off-balance sheet notional amounts	2,734	9,873	-	1,739	14,346
Maximum exposure to loss	8,755	31,834	13	6,733	47,335
Total assets of the entity	75,535	492,950	18,550	39,342	626,377

Maximum exposure to loss

Unless specified otherwise below, the Group’s maximum exposure to loss is the total of its on-balance sheet positions and its off balance sheet arrangements, being loan commitments and financial guarantees. Exposure to loss is mitigated through collateral, financial guarantees, the availability of netting and credit protection held.

Multi-seller conduit programme

The multi-seller conduit engages in providing financing to various clients and holds whole or partial interests in pools of receivables or similar obligations. These instruments are protected from loss through over-collateralisation, seller guarantees, or other credit enhancements provided to the conduit. The Group’s off-balance sheet exposure included in the table above represents liquidity facilities that are provided to the conduit for the benefit of the holders of the commercial paper issued by the conduit and will only be drawn where the conduit is unable to access the commercial paper market. If these liquidity facilities are drawn, the Group is protected from loss through over-collateralisation, seller guarantees, or other credit enhancements provided to the conduit.

Lending

The portfolio includes lending provided by the Group to unconsolidated structured entities in the normal course of its lending business to earn income in the form of interest and lending fees and includes loans to structured entities that are generally collateralised by property, equipment or other assets. All loans are subject to the Group’s credit sanctioning process. Collateral arrangements are specific to the circumstances of each loan with additional guarantees and collateral sought from the sponsor of the structured entity for certain arrangements. During the period the Group incurred an impairment of £11m (2016: £24m) against such facilities.

Investment funds and trusts

In the course of its fund management activities, the Group establishes pooled investment funds that comprise investments of various kinds, tailored to meet certain investors’ requirements. The Group’s interest in funds is generally restricted to a fund management fee, the value of which is typically based on the performance of the fund.

The Group acts as trustee to a number of trusts established by or on behalf of its clients. The purpose of the trusts, which meet the definition of structured entities, is to hold assets on behalf of beneficiaries. The Group’s interest in trusts is generally restricted to unpaid fees which, depending on the trust, may be fixed or based on the value of the trust assets. Barclays has no other risk exposure to the trusts.

Other

This includes fair value loans with structured entities where the market risk is materially hedged with corresponding derivative contracts, interests in debt securities issued by securitisation vehicles and drawn and undrawn loan facilities to these entities.

Assets transferred to sponsored unconsolidated structured entities

Assets transferred to sponsored unconsolidated structured entities were immaterial.